COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	3
Warrants exercisable term from the completion of business combination	30 days
Underwriters additional shares to purchase | shares	3,300,000
Offering price per unit | $ / shares	$ 10.00
Aggregate purchase price | $	$ 33,000,000
Underwriting cash discount per unit | $ / shares	$ 0.20
Underwriter cash discount | $	$ 5,060,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable | $	$ 8,855,000	$ 8,855,000